INCOME TAXES (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details 2
2027	$ 590,000	$ 590,000
2028	306,000	306,000
2029	487,000	487,000
2030	454,000	454,000
2031	336,000	333,000
2032	122,000	163,000
2033	213,000	172,000
2034	457,000	457,000
2035	344,000	344,000
2036	284,000	358,000
2037	194,000	0
Unrecognized unused non-capital tax losses	$ 3,787,000	$ 3,664,000